ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 – ACCOUNTS RECEIVABLE

The Company's accounts receivable, net, at June 30, 2015 and December 31, 2014, respectively, consisted of the following:

Category	June 30, 2015	December 31, 2014

Trade receivables	$1,045,271	$1,101,279
Other receivables	21,937	53,227
Elimination of unpaid deferred revenue	(627,470)	(716,495)
Allowance for doubtful accounts	(214,389)	(214,389)

Accounts Receivable, net	$225,349	$223,622

To date, accounts receivable have been derived principally from revenue earned from end users, which are local and state governmental agencies.  The Company performs periodic credit evaluations of its customers, and does not require collateral.

The elimination of the unpaid deferred revenue for the respective periods represents those invoices issued for products and/or services not yet paid by the customer or services completed by the Company.  The elimination is made to prevent the “gross-up” effect on the Company’s Balance Sheet between Accounts Receivable and Deferred Revenues.

The Company’s allowance for doubtful accounts is based upon a review of outstanding receivables.  Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

NOTE 3 -       ACCOUNTS RECEIVABLE

The Company's accounts receivable, net, at December 31, consisted of the following:

	December 31,
Category	2014	2013

Trade receivables	$1,101,279	$649,837
Other receivables	53,227	7,908
Elimination of unpaid deferred revenue	(716,495)	(525,938)
Allowance for doubtful accounts	(214,389)	(30,000)

Total Accounts Receivable	$223,622	$101,807

To date, accounts receivable have been derived principally from revenue earned from end users, which are local and state governmental agencies.  The Company performs periodic credit evaluations of its customers, and does not require collateral.

The Company’s other receivables as of December 31, 2014 consisted principally of $30,890 for the sale of two vehicles to a third party leasing company and $9,700 for interest charged against a specific customer’s outstanding receivables balance.

The elimination of the unpaid deferred revenue December 31, 2014, represents those invoices issued for products and/or services not yet paid by the customer or services completed by the Company.  The elimination is made to prevent the “gross-up” effect on the Company’s Balance Sheet between Accounts Receivable and Deferred Revenues.

The Company’s allowance for doubtful accounts is based upon a review of outstanding receivables.  Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.